Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 420,207	¥ 155,663
Accumulated depreciation and amortization	(89,283)	(54,771)
Property and equipment, net	330,924	100,892		$ 50,862
Depreciation and amortization expenses	37,436	26,659	¥ 16,613
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	79,729	48,432
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,872	3,209
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	15,078	8,576
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	106,367	84,121
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	17,684	11,325
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 196,477	¥ 0